Right-of-use assets and leases payable - Details about lease contracts of low amount assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments to be payable	R$ 8,147	R$ 1,118
Up to 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments to be payable	2,458	124
Between 1 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments to be payable	5,689	994
More than 5 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments to be payable	R$ 0	R$ 0